LEASES	12 Months Ended
Mar. 31, 2026
Leases
LEASES

NOTE 13 - LEASES

Lessee

The Group has entered into operating leases for hotels and offices with terms ranging from one to twenty years, and finance leases for certain office equipment and vehicles, with terms ranging from one to seven years. The estimated effect of lease renewal and termination options, as applicable, that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right-of-use assets and lease liabilities was included in the consolidated financials.

Operating lease expenses for lease payments are recognized on a straight-line basis over the lease term.

The following table presents supplemental information related to the Group’s leases:

	Thousands of Yen
	For the Fiscal Years Ended March 31,
	2026	2025	2024
Finance lease costs
Amortization of right-of-use assets	¥8,135	¥8,793	7,494
Interest on lease liabilities	393	467	303
Total finance lease costs	8,528	9,260	7,797
Operating lease costs	579,815	560,755	640,213
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	570,549	550,864	654,115
Financing cash flows from finance leases	8,473	9,132	7,505
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	17,870	997,675	-
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	¥2,076	¥18,360	5,154
Remeasurement of operating lease liabilities and right-of-use assets due to lease modification	-	(281,403)	-

Weighted average remaining lease term (years)
Operating leases	9.3	11.0	10.8
Finance leases	1.9	3.6	3.5
Weighted-average discount rate (per annum)
Operating leases	2.29%	2.29%	2.23%
Finance leases	1.67%	1.66%	1.60%

LOGPROSYLE INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

As of March 31, 2026, the future maturity of lease liabilities is as follows:

	Thousands of Yen
Fiscal Years Ending March 31,	Finance Lease	Operating Lease
2027	¥8,432	¥581,655
2028	6,950	556,005
2029	4,868	539,142
2030	1,344	423,584
2031	73	397,361
Thereafter	-	2,152,313
Total lease payments	¥21,667	¥4,650,060
Less: imputed interest	(542)	(505,774)
Total lease liabilities	21,125	4,144,286
Less: current portion	(8,357)	(497,038)
Non-current lease liabilities	¥12,768	¥3,647,248

Lessor

Lease income related to operating leases included income from leases on the consolidated statements of income and comprehensive income. The amounts of lease income recognized on the consolidated statements of income and comprehensive income were as follows:

	For the Fiscal Years Ended March 31,
	2026	2025	2024
Fixed income from operating leases	¥28,685	¥40,132	¥47,663